Share capital and reserves, Share Capital (Details) $ in Thousands						12 Months Ended
	Jun. 29, 2021 shares	Jun. 24, 2021 shares	May 27, 2021 USD ($) shares	Apr. 08, 2021 shares	Mar. 29, 2021 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($) shares
Issued Shares [Abstract]
Beginning balance (in shares) | shares						52,020,849	75,923,079	[1]
Beginning balance						$ 249,816	$ 5,666
Share exchange (in shares) | shares							0
Share exchange							$ 0
Share consolidation (in shares) | shares							(60,781,276)
Issuance of share capital							$ 286,448
Share option exercises (in shares) | shares						7,296
Share option exercises						$ 15
Ending balance (in shares) | shares						52,028,145	52,020,849
Ending balance						$ 218,968	$ 277,175
Stock split ratio						2.5
Initial Public Offering [Member]
Issued Shares [Abstract]
Issuance of share capital (in shares) | shares	11,499,999						11,499,999
Share Capital [Member]
Issued Shares [Abstract]
Beginning balance						$ 1,301	$ 871	[1]
Share exchange							(160)
Share consolidation							0
Issuance of share capital							590
Share option exercises						0
Ending balance						1,301	1,301
Share Capital [Member] | Initial Public Offering [Member]
Issued Shares [Abstract]
Issuance of share capital							288
Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Beginning balance						291,448	5,430	[1]
Share exchange			$ (160)				160
Share consolidation							0
Issuance of share capital							285,858
Share option exercises						15
Ending balance						$ 291,463	291,448
Additional Paid-in Capital [Member] | Initial Public Offering [Member]
Issued Shares [Abstract]
Issuance of share capital							$ 167,340
Ordinary Shares [Member]
Issued Shares [Abstract]
Redemption (in shares) | shares		(25,000)					(25,000)
Issuance of share capital (in shares) | shares			70,000,000		25,000		25,000
Stock split ratio		2.5
Ordinary Shares [Member] | Share Capital [Member]
Issued Shares [Abstract]
Redemption							$ 0
Issuance of share capital							0
Ordinary Shares [Member] | Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Redemption							0
Issuance of share capital							$ 0
Series A Preferred Shares [Member]
Issued Shares [Abstract]
Issuance of share capital (in shares) | shares			5,923,079
Series B Preferred Shares [Member]
Issued Shares [Abstract]
Issuance of share capital (in shares) | shares			25,379,047	25,379,047			25,379,047
Series B Preferred Shares [Member] | Share Capital [Member]
Issued Shares [Abstract]
Issuance of share capital							$ 302
Series B Preferred Shares [Member] | Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Issuance of share capital							$ 118,518

[1]	Share information presented as of January 1, 2021 is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.